Description of Business	12 Months Ended
Dec. 31, 2025
Description of Business [Abstract]
DESCRIPTION OF BUSINESS

1 – DESCRIPTION OF BUSINESS

Marti Technologies, Inc. (“Marti” or “Company”) formerly known as Galata Acquisition Corp. is an exempted company limited by shares, incorporated under the laws of the Cayman Islands on February 26, 2021. The registered address of the Company is Stuarts Corporate Services Ltd., P.O. Box 2510, Kensington House, 69 Dr Roy’s Drive, George Town, Grand Cayman KY1-1104.

As of December 31, 2025, the Company operates through its wholly-owned subsidiaries; Marti Ileri Teknoloji Anonim Şirketi (“Marti Ileri”) and Marti Technologies I Inc. a Delaware corporation (“Marti Delaware”). The Company together with its consolidated subsidiaries will be referred to as the “Group” hereafter.

The Group is Türkiye’s leading urban mobility platform, helping to solve the country’s transportation needs through tech-enabled services powered by a single mobility super app.

The Group aims to offer tech-enabled urban transportation services to consumers across Türkiye through three service offerings: ride-hailing, delivery, and two-wheeled electric vehicle services. The Group’s ride-hailing service matches consumers with car, motorcycle, and taxi drivers. The Group’s delivery service provides same-hour package delivery by leveraging the Group’s existing network of car and motorcycle drivers and consumer base. The Group’s two-wheeled electric vehicle service offers a shared mobility solution through a Company-owned and operated fleet of e-mopeds, e-bikes and e-scooters, with each transportation service serving different distances, comfort levels, and price points. The Group is continuously exploring new service offerings to expand the Group’s platform consumer base and establish Marti as the preferred solution for all mobility needs.

DeSPAC Transaction :

On August 1, 2022 Galata Acquisition Corp, (NYSE: GLTA) a special purpose acquisition the company led by Callaway Capital with US$146.6 million in trust, announced the execution of a definitive business combination agreement with Marti Technologies Inc. (Marti Delaware, the former top company).

On July 10, 2023, Galata Acquisition Corp,(“Galata”) consummated the previously announced business combination pursuant to the business combination agreement, dated as of July 29, 2022, by and among Marti, Galata Merger Sub Inc., a Delaware corporation and direct, wholly owned subsidiary of Galata and and Marti Delaware.

The business combination agreement provided that the parties thereto would enter into a business combination transaction pursuant to which, among other things, Galata Merger Sub Inc. merged with and into Marti Delaware surviving the deSPAC as a wholly owned subsidiary of Marti, and as a result of the merger, as of the end of the day immediately preceding the Closing date of July 10, 2023, Marti became a U.S. corporation for U.S. federal income tax purposes in a transaction that qualified as a “reorganization”.